Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties

Note 9 – Related Parties

1.	As of December 31, 2023, and 2022, the Company had an accrual in the amount of approximately $0.6 million and $0.2 million, respectively, pursuant to an employment agreements with its officers and directors’ fee.

2.	As of December 31, 2023, the Company had a receivable balance of $4 thousand, pursuant to a service agreement with OnKai.

3.	During 2023, 2022 and 2021, the Company recorded salary expenses, stock-based compensation expenses and directors’ fee to its related parties in the amount of $2.8 million, $2.8 million and $4.1 million respectively.

4.	During 2023, the Company recorded income from management fees pursuant to a service agreement with OnKai.